Investments in Associates (Details) - Schedule of financial statements to the change in the price used for the valuation of the investment properties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of financial statements to the change in the price used for the valuation of the investment properties [Abstract]
Impact on statement of income percentage	+/- 20	+/- 20
Impact on interim condensed consolidated statement of income for the increase in price per square meter	$ 3,796	$ 2,757
Impact on interim condensed consolidated statement of income for the decrease in price per square meter	$ (3,796)	$ (2,757)